Quotaholders’ Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Quotaholders’ Deficit [Abstract]
Quotaholders’ Deficit

Note 10. Quotaholders’ Deficit

The Company is an Srl., which is an Italian limited liability company similar to a limited liability company in the United States. Unlike corporations that issue shares of stock, the Company’s Articles of Incorporation designate ownership in the form of quotas, which represent its corporate capital.

Corporate Capital

As an Srl., the Company’s ownership structure is defined by “corporate capital” and “quotas” rather than shares, stock or units. As of September 30, 2025 and December 31, 2024, the total authorized, subscribed and paid-up capital was $15 and $3, respectively, consisting of quotas from founders and investors. Voting rights are proportional to the percentage of quotas owned, and members are entitled to a share of profit and losses based on their ownership percentage.

In March 2024, certain quotaholders transferred portions of their holdings to new and existing quotaholders, resulting in a revised ownership structure. On June 23, 2025, the Terra Innovatum, Srl. quotaholders, who collectively own 100% of both Terra Innovatum Global, Srl. and Terra Innovatum, Srl. completed the Contribution, in accordance with their existing ownership percentages in Terra Innovatum, Srl. This Contribution was executed as part of the pre-closing restructuring related to the Merger. As a result, Terra Innovatum, Srl. became a wholly owned subsidiary of Terra Innovatum Global, Srl.

The transfer of quotas is subject to member approval, as outlined in the Company’s articles of incorporation. No dividends or distributions were declared for the year, in accordance with Italian regulations for early-stage “start-up innovative” companies.

Legal Reserve – Italian Civil Code

In accordance with Article 2430 of the Italian Civil Code, the Company is required to allocate 5% of its annual net profit or loss to a legal reserve until such reserve reaches 20% of the Company’s share capital. As of September 30, 2025, the legal reserve amounted to $2, representing approximately 16% of share capital. This reserve is recorded as an appropriation of retained earnings and does not impact net income. The legal reserve is not distributable as dividends.

Appropriation to Statutory Reserve

In accordance with the Company’s bylaws and following the approval of the FY 2024 financial statements, a portion of the December 31, 2024 net loss was allocated to a statutory reserve. This reserve is distinct from the legal reserve required under Article 2430 of the Italian Civil Code and is intended to strengthen the Company’s equity base. The appropriation was recorded as a reclassification within equity and did not involve any cash movement.

Use of Prior Year Profit to Offset Accumulated Deficit

In accordance with Article 2430 of the Italian Civil Code and subject to approval by the quotaholders, the Company applied a portion of its FY 2024 net profit to offset the accumulated deficit from FY 2023. This reallocation was made prior to any appropriations to statutory reserves and was executed following the legal sequence prescribed by Italian law. The transaction did not involve cash and is recorded as a non-cash equity reclassification within retained earnings.

Warrants

As of September 30, 2025, all of the Company’s warrants are classified as permanent equity in accordance with ASC 815-40-25.  As of that date, the Company had the following equity-classified warrants related to the Bridge Loan (also see Note 8 — Bridge Loans and Warrants):

			Shares Issuable	Weighted
	Contractual Term	Balance Sheet	Upon Exercise of	Average Exercise
Issuance Date	(in years)	Classification	Warrant	Price
5/20/2025	3	Equity	30,286	$13.25
5/6/2025	3	Equity	150,762	$13.25
5/23/2025	3	Equity	75,304	$13.25
5/22/2025	3	Equity	602,662	$13.25
5/4/2025	3	Equity	150,606	$13.25
5/30/2025	3	Equity	75,156	$13.25
6/6/2025	3	Equity	44,882	$13.25
6/5/2025	3	Equity	29,910	$13.25
6/9/2025	3	Equity	252,032	$13.25
6/6/2025	3	Equity	17,954	$13.25
6/5/2025	3	Equity	75,098	$13.25
8/29/2025	3	Equity	14,444	$13.25
8/29/2025	3	Equity	11,476	$13.25
8/29/2025	3	Equity	11,508	$13.25
9/23/2025	3	Equity	143,680	$13.25
9/27/2025	3	Equity	17,206	$13.25

Warrant Valuation Methodology

The fair value of each equity classified warrant is estimated on the date of grant using the Black-Scholes option-pricing model and the weighted-average assumptions noted in the table below for the warrants issued during the nine months ended September 30, 2025:

Equity Classified Warrants

Warrants:
Expected term (in years)	(3 - 4)
Expected volatility	110% - 108%
Risk-free interest rate	4.02%
Expected dividend yield	0%

Note 9. Quotaholders’ Deficit

The Company is an Srl., which is an Italian limited liability company similar to a limited liability company in the United States. Unlike corporations that issue shares of stock, the Company’s Articles of Incorporation designate ownership in the form of quotas, which represent its corporate capital.

Corporate Capital

As an Srl., the Company’s ownership structure is defined by “corporate capital” and “quotas” rather than shares, stock or units. As of December 31, 2024 and 2023, the total authorized, subscribed and paid-up capital was $3,160, consisting of quotas from founders and investors. Voting rights are proportional to the percentage of quotas owned, and members are entitled to a share of profit and losses based on their ownership percentage.

In March 2024, certain quotaholders transferred portions of their holdings to new and existing quotaholders, resulting in a revised ownership structure. No additional contributions or quota issuance have occurred during the year ending December 31, 2024. The transfer of quotas is subject to member approval, as outlined in the Company’s articles of incorporation. No dividends or distributions were declared for the year, in accordance with Italian regulations for early-stage “start-up innovative” companies.